ClearBridge Large Cap Growth Fund
CLEARBRIDGE LARGE CAP GROWTH FUND
Investment objective
The fund seeks long-term capital growth.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 15 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 51 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

The fund offers Class O shares only to former Class O shareholders of ClearBridge Equity Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ClearBridge Large Cap Growth Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class I	Class IS	Class O
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	none	[2]	5.00%	1.00%	none	none	none	none	none
Small account fee ($)	[3]	15		15	15	none	none	none	none	none
[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ClearBridge Large Cap Growth Fund	Class A		Class B		Class C		Class FI		Class R		Class I		Class IS		Class O
Management fees	0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and/or service (12b-1) fees	0.25%		1.00%		1.00%		0.25%		0.50%		none		none		none
Other expenses	0.23%		0.61%		0.25%		0.24%	[1]	0.47%		0.16%		0.23%		0.10%
Total annual fund operating expenses	1.23%		2.36%		2.00%		1.24%		1.72%		0.91%		0.98%		0.85%
Fees waived and/or expenses reimbursed	(0.05%)	[2]	(0.06%)	[2]		[3]		[2]	(0.12%)	[2]		[2]	(0.07%)	[2]	(0.11%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.18%		2.30%		2.00%		1.24%		1.60%		0.91%		0.91%		0.74%
[1]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.18% for Class A shares, 2.30% for Class B shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.05% for Class I shares and 0.74% for Class O shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[3]	N/A

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ClearBridge Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	688	938	1,207	1,974
Class B	733	1,031	1,356	2,410
Class C	303	627	1,077	2,326
Class FI	126	393	680	1,500
Class R	163	531	923	2,021
Class I	93	291	505	1,120
Class IS	93	305	535	1,196
Class O	76	260	460	1,037

Number of years you own your shares ($)
Expense Example, No Redemption ClearBridge Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	688	938	1,207	1,974
Class B	233	731	1,256	2,410
Class C	203	627	1,077	2,326
Class FI	126	393	680	1,500
Class R	163	531	923	2,021
Class I	93	291	505	1,120
Class IS	93	305	535	1,196
Class O	76	260	460	1,037

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations.
Principal risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (03/31/2012): 14.87 Worst Quarter (12/31/2008): (20.84)
Average annual total returns (%) (for periods ended December 31, 2014)
Average Annual Total Returns ClearBridge Large Cap Growth Fund		1 year	5 years		10 years		Since inception	Inception date
Class A		6.71%	13.58%		6.77%
Class A Return after taxes on distributions		5.14%	12.04%		6.04%
Class A Return after taxes on distributions and sale of fund shares		5.07%	10.83%		5.44%
Class B		7.02%	14.47%		7.07%
Class C		11.40%	14.23%		6.69%
Class R		12.83%	14.57%			[1]	7.72%	Dec. 28, 2006
Class I		13.59%	15.38%		7.81%
Class IS		13.66%		[1]		[1]	21.51%	Mar. 15, 2013
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	13.05%	15.81%		8.49%
[1]	N/A
[2]	For Class R and Class IS shares, each for the period from the class' inception date to December 31, 2014, the average annual total return of the Russell 1000 Growth Index was 8.76% and 20.23%, respectively.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.